Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Class of Stock [Line Items]
Schedule of stock option grants

Options granted
Year ended December 31,	on Class B Shares
2025	22,129
2024	152,090
2023	18,418

Schedule of assumptions used to estimate the fair value of stock options

Assumption	December 31, 2025	December 31, 2024	December 31, 2023
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	83.07 – 127.81%	71.29 – 71.60%	69.77 - 70.72%
Average remaining expected life of stock options on WIHN Class B Shares (years)	3.32	4.30	5.23
Average remaining expected life of stock options on WIHN Class A Shares (years)	2.90	3.90	4.90

Schedule of Group's non-vested option activity

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
		Weighted-		Weighted-
	Number of	average grant	Number of	average grant
	shares under	date fair value	shares under	date fair value
Non-vested options	options	(USD)	options	(USD)
Non-vested options as at December 31, 2023	268	7.50	—	—
Granted	152,090	6.79	—	—
Vested	(152,222)	6.79	—	—
Non-vested forfeited or cancelled	—	—	—	—
Non-vested options as at December 31, 2024	136	7.55	—	—
Granted	22,129	11.08	—	—
Vested	(22,265)	11.06	—	—
Non-vested forfeited or cancelled	—	—	—	—
Non-vested options as at December 31, 2025	—	—	—	—

Schedule of Group's stock option activity

			Weighted average
	WIHN Class B	Weighted-average	remaining	Aggregate
	Shares under	exercise price	contractual term	intrinsic value
Options on WIHN Class B Shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	148,039	3.11	5.23	111,306
Of which vested	147,771	3.11	5.23	111,104
Of which non-vested	268	—		—
Granted	152,090	1.35	—	—
Exercised or converted	(23,570)	0.11	—	496,406
Forfeited or cancelled	—	—	—	—
Expired	(300)	—	—	—
Outstanding as at December 31, 2024	276,259	2.40	5.25	5,235,260
Of which vested	276,123	2.40	5.24	5,226,771
Of which non-vested	136	—	—	—
Granted	22,129	0.97	—	—
Exercised or converted	(7,741)	0.13	—	127,275
Forfeited or cancelled	(1,200)	3.16	—	—
Expired	(200)	—	—	—
Outstanding as at December 31, 2025	289,247	2.47	4.31	4,073,566
Of which vested	289,247	2.47	4.31	4,073,566
Of which non-vested	—	—	—	—

			Weighted average
	WIHN Class	Weighted-average	remaining	Aggregate
	A Shares under	exercise price	contractual term	intrinsic value
Options on WIHN Class A Shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	392,720	0.25	4.90	23,339
Of which vested	392,720	0.25	4.90	23,339
Granted	—	—	—	—
Outstanding as at December 31, 2024	392,720	0.25	3.90	723,175
Of which vested	392,720	0.25	3.90	723,175
Granted	—	—	—	—
Outstanding as at December 31, 2025	392,720	0.25	2.90	526,675
Of which vested	392,720	0.25	2.90	526,675

Schedule of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
In relation to Employee Stock Option Plans (ESOP)	(2,950)	1,034	178
In relation to non-ESOP Option Agreements	36	—	—
In relation to SEALSQ Corp’s OSOP	11,261	148	—
Total	8,347	1,182	178

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Research & development expenses	2,062	—	—
Selling & marketing expenses	3,069	—	67
General & administrative expenses	3,216	1,182	111
Total	8,347	1,182	178

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Total stock-based compensation for the period	8,347	1,182	178
Less: stock-based compensation classified as liability	(5,084)	—	—
Stock-based compensation recognized in APIC	3,263	1,182	178

SEALSQ Corp
Class of Stock [Line Items]
Schedule of stock option grants

	Options granted	Options granted
Year ended December 31,	on Ordinary Shares of SEALSQ	on F Shares of SEALSQ
2025	3,042,652	—
2024	245,165	23
2023	—	77

Schedule of assumptions used to estimate the fair value of stock options

	December 31,	December 31,	December 31,
Assumption	2025	2024	2023
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	175.40 - 183.25%	65.31 - 140.47%	73.19%
Average remaining expected life of stock options on F shares (years)	—	—	6.19
Average remaining expected life of stock options on ordinary shares (years)	5.33	6.53	n/a

Schedule of Group's non-vested option activity

	Options on ordinary shares
		Weighted-
	Number of	average grant
	shares under	date fair value
Non-vested options	options	(USD)
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	3,042,652	2.94
Vested	3,041,452	2.93
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	1,200	4.29

Options on F shares
Weighted-
	Number of	average grant
	shares under	date fair value
Non-vested options	options	(USD)
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	—	—

Schedule of Group's stock option activity

			Weighted average
		Weighted-average	remaining	Aggregate
	Ordinary shares	exercise price	contractual term	intrinsic value
Options on ordinary shares	under options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	—	—	—	—
Granted	245,165	0.01	—	—
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	—	—
Exercised or converted	(2,647,019)	0.01	—	9,471,366
Forfeited or cancelled	(65,774)	0.01	—	—
Outstanding as at December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376

Weighted average
		Weighted-average	remaining	Aggregate
	F shares under	exercise price	contractual term	intrinsic value
Options on F shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	23	0.05	—	—
Exercised or converted	(100)	0.05	—	118
Outstanding as at December 31, 2024	—	—	—	—
Of which vested	—	—	—	—
Granted	—	—	—	—
Exercised or converted	—	—	—	—
Outstanding as at December 31, 2025	—	—	—	—
Of which vested	—	—	—	—